NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.3% (99.6% of Total Investments)
	MUNICIPAL BONDS – 151.3% (99.6% of Total Investments)
	Alabama – 1.4% (0.9% of Total Investments)
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$875	4.000%, 7/01/35 – BAM Insured	7/30 at 100.00	A3	$1,043,805
1,000	4.000%, 7/01/37 – BAM Insured	7/30 at 100.00	A3	1,184,580
975	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	A3	1,145,888
6,945	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 4.000%, 6/01/45	6/30 at 100.00	A1	8,212,393
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,809,385
23,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	35,422,988
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	5,222,910
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	6,151,688
47,430	Total Alabama			63,193,637
	Alaska – 0.5% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
17,040	5.000%, 6/01/32	2/21 at 100.00	B3	17,316,389
5,070	5.000%, 6/01/46	2/21 at 100.00	B3	5,152,235
22,110	Total Alaska			22,468,624
	Arizona – 1.7% (1.1% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,510,428
3,815	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	A+	4,475,186
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,199,824
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	8,264,997
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	1,604,234
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	5,903,093
6,355	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A	7,373,262

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$10,125,770
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	15,990,000
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/47	8/28 at 100.00	AA	3,742,740
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	16,169,598
56,845	Total Arizona			76,359,132
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	3/21 at 100.00	N/R	5,082,540
	California – 8.8% (5.8% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A-	18,865,018
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,896,168
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	3,090,269
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,529,450
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	7,223,385
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	11,533,700
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	6,668,640
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2015A:
2,250	0.000%, 8/01/32 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	2,385,473
1,350	0.000%, 8/01/33 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	1,431,284
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	200,667
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,214,280
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,771,964
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	7,393,403
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	926,249
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2 RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	3,466,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,330	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	$1,544,290
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (6)	8/22 at 100.00	A+	3,149,880
10,000	5.000%, 8/15/51	8/22 at 100.00	AA-	10,499,600
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37, 144A	7/23 at 100.00	AA-	584,532
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,773,509
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	9.404%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	552,876
525	9.412%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	598,542
1,285	9.412%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	1,465,003
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BBB-	1,760,970
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,114,739
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,288,837
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,848,300
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	3/21 at 100.00	AA-	5,020
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	10,315,500
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	10,970,517
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,455	5.750%, 7/01/30 (7)	3/21 at 100.00	N/R	1,382,313
1,868	5.750%, 7/01/35 (7)	3/21 at 100.00	N/R	1,774,471
2,242	5.500%, 7/01/39 (7)	3/21 at 100.00	N/R	2,129,365
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	9,419,405
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	4,683,654
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA+ (4)	3,735,960
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	6,019,560

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$910	0.000%, 1/15/42 (5)	1/31 at 100.00	Baa2	$1,090,972
3,350	5.750%, 1/15/46	1/24 at 100.00	Baa2	3,797,627
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	9,785,949
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	10,453,600
8,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	8,484,557
10,170	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	10,587,478
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa	3,956,222
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	4,196,900
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,998,990
1,500	Lincoln Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,353,255
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	3/21 at 100.00	N/R (4)	999,099
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	2,337,064
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	AA	11,614,990
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	9,209,530
350	Mt Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	379,649
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	10,978,542
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,683,158
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	Aa3	2,235,550
3,255	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	3,694,783
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (4)	2,019,606
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (4)	2,524,910
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa3	904,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	$1,935,620
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	BBB-	7,347,608
2,415	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (4)	2,624,453
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	Aa3	1,656,198
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (4)	1,024,710
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB+	825,938
2,400	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	2,608,560
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,363,580
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A	4,350,520
8,075	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Local Water Series 2020C, 4.000%, 11/01/50	11/30 at 100.00	AA-	9,833,089
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,810,458
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	36,298,570
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,982,308
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,756,768
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,451,881
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,872,555
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	10,178,280
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	A3	1,504,150
6,570	0.000%, 8/01/47	8/25 at 30.90	A3	1,860,558
1,305	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	2/21 at 100.00	BBB	1,307,140
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,567,958

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (4)	$4,025,463
398,265	Total California			393,685,743
	Colorado – 10.4% (6.9% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,445,439
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	521,145
500	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	522,695
1,140	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	A2	1,353,454
1,060	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	1,129,335
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,662,822
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,804,656
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB-	1,361,200
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	121,439
3,500	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/50 – BAM Insured	8/30 at 100.00	AA	4,170,740
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,798,872
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	2,560,786
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,894,278
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	9,202,226
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	11,130,798
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,242,906
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,913,674
5,235	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	6,137,357
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,481,050
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,555,050
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,267,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$3,436,140
24,365	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	27,711,776
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	5,158,808
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,528,045
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	1,126,570
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	N/R	875,910
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	1,648,260
10,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	Baa1	11,477,732
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 4.000%, 11/01/39	11/29 at 100.00	A+	1,176,340
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/37	1/30 at 100.00	AA-	4,002,735
4,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	5,873,958
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	4,679,830
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	2,050,826
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,863,703
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,445,040
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,486,476
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,792,635
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40	9/27 at 100.00	AA	2,295,900
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	7,473,440
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA-	5,983,100
2,505	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	AA-	3,076,441
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A1	8,581,259
1,000	5.000%, 8/01/46	8/26 at 100.00	A1	1,199,000

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	$1,006,830
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	12,103,387
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,259,144
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A	3,088,975
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120	5.000%, 12/01/32	12/26 at 100.00	BBB-	6,003,200
2,935	5.000%, 12/01/35	12/26 at 100.00	BBB-	3,412,818
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB-	2,071,368
365	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	391,463
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	13,886,174
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	6,164,846
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	39,498,208
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,697,425
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	39,426,595
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	8,507,943
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,259,825
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	13,792,860
2,200	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	2,606,582
2,000	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,410,280
1,755	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	A2	2,100,998
1,000	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	1,227,450
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,169,030
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,151,040
1,200	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	1,430,616
1,085	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,148,082

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,224	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	$1,270,341
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	20,340,804
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	A	3,711,536
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	3,883,964
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	A2	10,683,658
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,355,496
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,878,128
	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020:
895	3.000%, 12/01/30, 144A	No Opt. Call	Ba2	927,990
1,300	5.000%, 12/01/44, 144A	12/30 at 100.00	Ba2	1,530,789
1,000	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%, 12/01/45 – BAM Insured	12/28 at 100.00	A3	1,066,040
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	Aa3	4,265,400
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (4)	16,798,685
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,854,950
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/01/44	12/29 at 100.00	AA	6,516,650
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30	12/26 at 100.00	AA	2,699,480
447,649	Total Colorado			469,820,636
	Connecticut – 0.7% (0.4% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,924,576
2,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A	1/26 at 102.00	BB+	3,024,476
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	8,178,632
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A3	602,210
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,870,885

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$7,075	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/40	5/30 at 100.00	A+	$9,172,596
3,285	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/40	2/30 at 100.00	A	4,253,517
24,900	Total Connecticut			30,026,892
	Delaware – 0.3% (0.2% of Total Investments)
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	3,725,836
1,000	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	1,197,490
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	10,447,824
13,420	Total Delaware			15,371,150
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB-	1,252,488
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/21 at 21.09	N/R	22,504,240
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A-	4,210,535
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (4)	76,619
3,440	5.000%, 4/01/36	4/27 at 100.00	A-	4,128,241
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%, 4/01/40 (Pre-refunded 4/01/21) – AMBAC Insured	4/21 at 100.00	A- (4)	15,271,654
1,195	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	1,423,341
131,595	Total District of Columbia			48,867,118
	Florida – 7.2% (4.8% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,971,948
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A1 (4)	11,356,840
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,335,325
2,315	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	2,511,798
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BB+	3,765,243
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	Aa3	6,535,030
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A:
8,555	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	9,621,808
4,280	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	4,783,071

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$530	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	$580,525
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	974,418
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,457,219
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018F, 5.000%, 10/01/48 (UB) (6)	10/28 at 100.00	A+	18,455,100
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A	6,567,382
12,885	5.000%, 10/01/44	10/24 at 100.00	A	14,732,838
11,145	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/55	2/31 at 100.00	Baa1	12,785,098
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	429,980
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,584,713
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,831,550
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,282,859
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,490,837
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BB+	189,020
2,000	5.125%, 7/01/38	7/27 at 100.00	BB+	1,774,820
5,035	5.125%, 7/01/46	7/27 at 100.00	BB+	4,239,470
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,310,277
17,925	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	21,277,154
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	3/21 at 100.00	BBB+	10,030,800
1,210	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/37	1/28 at 100.00	BBB-	1,383,103
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A-	1,144,190
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A-	1,783,530
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,734,289

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	$2,000,664
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,880,655
3,000	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,207,630
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	8,081,220
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	6,239,909
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	11,829,950
2,400	New Smyrna Beach Utilities Commission, Florida, Utility System Revenue Certificates, Refunding Series 2020, 4.000%, 10/01/49	4/30 at 100.00	Aa2	2,886,720
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (4)	791,828
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32	10/29 at 91.18	BBB-	836,372
5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB-	6,158,583
10,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	11,867,218
5,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	6,770,787
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	277,058
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	3/21 at 100.00	A3	1,388,393
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	7,350,437
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,620,834
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	14,960,948
2,785	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,127,833
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,488,496
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,452,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
$345	4.000%, 7/01/39	7/30 at 100.00	A-	$408,742
5,545	5.000%, 7/01/50	7/30 at 100.00	A-	6,968,790
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	10,385,528
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A2 (4)	1,550,970
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)	4/25 at 100.00	A3 (4)	2,383,960
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/39	10/29 at 100.00	A3	1,159,030
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	8,316,268
288,400	Total Florida			325,311,578
	Georgia – 3.9% (2.5% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	7,484,930
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	4,081,870
2,040	5.000%, 11/01/35 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	2,449,122
3,420	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	3,651,329
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	2,409,600
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	6,758,763
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	5,216,784
13,620	5.000%, 4/01/47	4/27 at 100.00	A	16,279,577
5,485	4.000%, 4/01/50	4/30 at 100.00	A	6,379,384
29,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	33,773,690
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	14,678,303
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA-	9,024,450
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	4,310,620
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	12,427,800

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	$1,736,451
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,860	5.000%, 5/15/43	5/29 at 100.00	A3	2,276,342
8,000	5.000%, 5/15/49	No Opt. Call	A3	12,442,640
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	9,007,669
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa1	9,068,555
7,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	8,210,650
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	AA- (4)	2,700,720
147,865	Total Georgia			174,369,249
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	4,574,727
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	289,253
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47	3/22 at 100.00	A-	2,173,764
2,500	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	2/21 at 101.00	Aaa	2,537,725
4,610	Total Idaho			4,711,489
	Illinois – 16.9% (11.1% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,240,510
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	350,228
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,679,784
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,735,735
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	3,056,760
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	13,467,850
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B1	3,018,292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB-	$5,988,400
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB-	8,235,284
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	14,028,654
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,197,299
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	30,662,339
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
1,540	5.000%, 12/01/37 (WI/DD, Settling 2/11/21)	12/30 at 100.00	BB-	1,924,569
1,600	5.000%, 12/01/39 (WI/DD, Settling 2/11/21)	12/30 at 100.00	BB-	1,994,736
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	1,139,440
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	3,555,755
3,225	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 4.000%, 12/01/55	12/29 at 100.00	A+	3,709,782
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	A3 (4)	6,032,772
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,806,626
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB-	32,297,235
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	21,273,075
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	12,871,340
4,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/40	1/29 at 100.00	BBB-	4,741,520
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	5,224,200
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,494,200
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,282,775
3,500	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2018A, 4.000%, 12/01/43	6/28 at 100.00	Aa2	4,043,410
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	3,034,570
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,959,875

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,215	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/55	10/30 at 100.00	BBB+	$3,567,686
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3 (4)	5,343,489
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	4,335,520
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	66,287
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,446,252
25,880	4.000%, 2/15/41	2/27 at 100.00	Aa2	29,558,583
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,211,150
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	AA+	4,469,178
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	AA+	9,850,663
11,030	5.000%, 9/01/42	9/24 at 100.00	AA+	12,340,585
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	3,073,775
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	18,660,068
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 17.997%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	1,327,029
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	15,483,667
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,441,373
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	BBB+	4,639,263
5,410	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2017A, 5.000%, 3/01/47	3/27 at 100.00	A+	6,384,503
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	8,250,407
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (6)	2/21 at 100.00	AA- (4)	2,504,775
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	15,912,950
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,743,125
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,249,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, December Series 2017A:
$5,000	5.000%, 12/01/34	12/27 at 100.00	BBB-	$5,879,250
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB-	1,378,169
5,420	5.000%, 12/01/39	12/27 at 100.00	BBB-	6,302,159
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB-	1,756,464
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	2,001,090
3,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	4,223,812
	Illinois State, General Obligation Bonds, May Series 2018A:
17,000	6.000%, 5/01/26	No Opt. Call	BBB-	20,961,000
4,485	6.000%, 5/01/27	No Opt. Call	BBB-	5,678,817
	Illinois State, General Obligation Bonds, May Series 2020:
1,115	5.500%, 5/01/30	No Opt. Call	BBB-	1,448,407
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,668,173
2,515	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/23	No Opt. Call	BBB-	2,790,820
9,710	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	11,658,700
2,500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/25	3/22 at 100.00	BBB-	2,607,550
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,198,675
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, 144A	1/23 at 100.00	A1	5,447,842
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	A1	8,936,560
6,500	5.000%, 1/01/39	1/24 at 100.00	A1	7,254,975
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	11,738,166
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	10,529,138
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A1	12,270,200
10,310	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	13,327,015
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	1,485,894
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB-	13,894,822
1,740	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B, 0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,733,127
3,125	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C, 4.000%, 1/01/45 – AGM Insured	1/27 at 100.00	A3	3,488,781
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	17,811,310
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	5,224,400

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50	12/29 at 100.00	BB+	$2,808,509
8,800	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	10,025,576
4,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,477,653
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	16,672,920
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	2,610,241
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BB+	4,970,621
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	23,466,955
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	12,706,797
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
385	5.500%, 12/15/23 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	392,442
2,970	5.500%, 12/15/23 – NPFG Insured	No Opt. Call	BB+	3,206,531
2,995	5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	BB+ (4)	3,213,695
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,538,854
5,080	5.700%, 6/15/25	6/22 at 101.00	BB+	5,387,289
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,482,160
1,115	5.750%, 6/15/27	6/22 at 101.00	BB+	1,180,395
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	4,998,992
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	175,625
3,505	0.000%, 6/15/30	No Opt. Call	BBB	2,887,664
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	19,937,400
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	2,123,931
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	7,182,349
7,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	9,297,053
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	19,231,315
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	3,140,006
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	4,944,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$2,250	5.000%, 3/01/29	3/25 at 100.00	A3	$2,629,935
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	8,163,610
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,257,260
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,730,202
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	774,844
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,512,337
719,805	Total Illinois			759,730,380
	Indiana – 3.0% (2.0% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	Baa1	6,439,440
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,428,150
5,420	5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	6,005,631
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,731,800
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	2,067,656
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,912,856
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA- (4)	9,081,694
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	13,091,100
4,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2020A, 4.000%, 10/01/45	10/30 at 100.00	Aa3	5,083,134
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	5,136,150
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	Aa3	5,349,550
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	15,117,960
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	6,105,213
1,960	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	3/21 at 100.00	N/R (4)	1,967,703
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	16,715,268

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (4)	$3,060,060
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA-	8,998,544
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,193,087
1,580	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,471,217
123,325	Total Indiana			135,956,213
	Iowa – 1.9% (1.3% of Total Investments)
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	17,899,461
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	3,005,456
3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc Project, Series 2018A, 5.000%, 3/01/48	3/24 at 103.00	BB+	3,275,838
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	3/21 at 100.00	B-	14,163,854
12,830	5.500%, 6/01/42	3/21 at 100.00	B-	13,026,684
5,675	5.625%, 6/01/46	3/21 at 100.00	B-	5,761,998
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	16,346,813
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,505,721
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,955,049
81,150	Total Iowa			85,940,874
	Kansas – 0.4% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,119,080
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,172,710
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,379,246
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A	6,393,722
13,970	Total Kansas			16,064,758
	Kentucky – 1.0% (0.6% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc, Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	5,262,596
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42 (Pre-refunded 8/15/21)	8/21 at 100.00	N/R (4)	2,051,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BB+	$1,458,314
4,625	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	5,672,933
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (5)	7/31 at 100.00	Baa3	5,885,100
8,610	0.000%, 7/01/46 (5)	7/31 at 100.00	Baa3	10,151,276
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,932,156
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	476,999
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	A-	4,691,625
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,169,975
3,000	5.000%, 12/01/35	6/22 at 100.00	N/R	3,191,250
41,240	Total Kentucky			44,944,084
	Louisiana – 3.2% (2.1% of Total Investments)
7,160	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	7,484,420
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	6,504,300
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	2,260,512
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,788,320
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	26,892,754
20,745	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	24,161,494
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	2,323,540
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,943,402
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	23,624
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,622,038
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	24,666

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	$5,859,365
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,242,810
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	14,645,400
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/45	11/27 at 100.00	AA-	1,232,819
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,614,240
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	5,924,650
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	BBB+	7,044,904
4,000	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,867,640
5,000	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St Tammany Parish Hospital Project, Refunding Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A+	6,064,100
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	1,572,572
123,945	Total Louisiana			142,097,570
	Maine – 0.6% (0.4% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	7,378,280
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	6,960,366
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	4,200,102
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,557,367
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BB (4)	1,078,613
2,430	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	AA-	2,874,325
23,155	Total Maine			26,049,053
	Maryland – 1.2% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BB-	3,419,186
1,000	5.000%, 9/01/39	9/27 at 100.00	BB-	1,047,510
1,645	5.000%, 9/01/46	9/27 at 100.00	BB-	1,715,488
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A+	10,437,472
275	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Baa1	316,762

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB+	$1,023,340
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A- (4)	3,739,645
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A-	4,468,160
17,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42	5/28 at 100.00	AA-	20,951,820
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	2,334,000
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	B-	1,222,657
2,250	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	B-	2,350,620
45,690	Total Maryland			53,026,660
	Massachusetts – 1.7% (1.1% of Total Investments)
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	1,375,913
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	539,952
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	1,040,707
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	13,633,994
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	A3	4,297,303
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,318,207
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,223,511
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,691,616
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	2,944,755
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/35	1/28 at 100.00	AA-	4,675,440
805	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50 (WI/DD, Settling 2/04/21)	7/31 at 100.00	BBB+	1,041,887
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	2,063,273
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,554,611
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,728,469

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	$4,802,580
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+ (4)	918,675
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	7,600,129
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, Formerly Tender Option Bond Trust 14021, 9.386%, 8/15/24, 144A (IF)	8/22 at 100.00	AAA	8,611,875
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A-	8,187,575
68,030	Total Massachusetts			78,250,472
	Michigan – 6.2% (4.1% of Total Investments)
6,525	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/50	5/30 at 100.00	AA	7,656,826
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,723,068
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,570,979
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A1 (4)	10,214,700
3,500	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	4,006,275
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	7,650,502
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,923,816
8,260	0.000%, 12/01/23	No Opt. Call	AAA	8,193,177
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,454,864
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/35	7/26 at 100.00	A1	12,147,600
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	33,312,662
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,428,702
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	9,034,131
9,600	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	12,752,256
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
5,625	4.000%, 11/01/50	11/30 at 100.00	Aa3	6,659,944
16,375	4.000%, 11/01/55	11/30 at 100.00	Aa3	19,416,329

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$9,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	$10,389,960
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	461,068
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	1,389,973
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
100	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (4)	124,117
6,900	5.000%, 12/01/45	6/26 at 100.00	AA-	8,229,285
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36	12/27 at 100.00	AA-	14,605,456
5,035	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	5,902,531
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	36,381
9,965	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (4)	10,371,074
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,193,320
4,055	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	5,113,801
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	11,713,807
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB+	1,358,803
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
2,085	5.000%, 4/15/31 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	2,542,261
14,915	5.000%, 4/15/31	10/25 at 100.00	AA-	17,956,914
1,615	5.000%, 4/15/38	10/25 at 100.00	AA-	1,922,867
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	2,128,880
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/48	5/29 at 100.00	Aa1	5,966,089
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,027,731
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A-	2,579,962
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	6,225,750
242,200	Total Michigan			277,385,861

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 2.2% (1.5% of Total Investments)
$285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	$302,909
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/39	9/26 at 102.00	N/R	307,566
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,185,666
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	2,178,798
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,032,630
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
3,750	5.000%, 2/15/48	2/28 at 100.00	A-	4,457,588
8,250	5.000%, 2/15/53	2/28 at 100.00	A-	9,762,307
5,240	5.250%, 2/15/53	2/28 at 100.00	A-	6,300,733
5,500	5.000%, 2/15/58	2/28 at 100.00	A-	6,496,600
9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	11,279,986
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/37	2/27 at 100.00	AAA	3,233,244
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A3	2,878,558
3,395	5.000%, 11/15/49	11/28 at 100.00	A3	4,141,493
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	A+	4,216,940
5,000	5.000%, 1/01/46	1/27 at 100.00	A+	5,966,650
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	3,440,389
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	A2	4,545,800
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	4,407,815
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A	3,542,340
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A3	683,857
1,470	4.000%, 11/15/43	11/27 at 100.00	A3	1,659,277
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	877,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
$3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	$4,387,698
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	6,486,957
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
300	5.000%, 8/01/32	8/24 at 102.00	N/R	323,103
150	5.000%, 8/01/33	8/24 at 102.00	N/R	161,343
250	5.000%, 8/01/35	8/24 at 102.00	N/R	268,648
600	4.000%, 8/01/39	8/24 at 102.00	N/R	616,398
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,129,280
86,725	Total Minnesota			100,272,428
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa2	12,963,590
	Missouri – 4.4% (2.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (4)	2,795,522
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Ba1	2,599,206
4,590	5.000%, 8/01/35	8/26 at 100.00	Ba1	5,059,327
640	4.000%, 8/01/38	8/26 at 100.00	Ba1	666,829
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,418,930
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,182,990
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	7,625,303
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	4,236,800
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,938,493
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	5,272,857
2,700	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%, 11/01/38	11/29 at 100.00	N/R	2,854,467
5,385	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B, 5.000%, 5/01/49	5/30 at 100.00	AA+	7,048,480
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	3,301,620

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	$1,613,250
5,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2020, 4.000%, 11/15/50	11/30 at 100.00	A+	5,893,600
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,675,758
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,669,104
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	3,962,745
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	1,684,830
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (6)	1/28 at 100.00	AA	15,803,760
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,834,683
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,762,678
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,794,848
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	A+	2,698,432
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,619,380
20,150	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	23,287,959
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	A+	3,244,440
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42	5/25 at 102.00	A+	11,052,400
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,540	5.000%, 2/01/35	2/24 at 100.00	BBB	1,669,067
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	2,151,320
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	1,283,124
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34	2/26 at 100.00	BBB	797,608
1,700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,894,633

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
$1,500	5.000%, 2/01/42	2/29 at 102.00	BBB	$1,786,440
1,000	4.000%, 2/01/48	2/29 at 100.00	BBB	1,064,040
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 4.000%, 10/01/48	4/29 at 100.00	A1	560,470
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,417,618
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,911,326
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	3,020,757
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	238,726
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	8,119,565
720	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	703,901
177,855	Total Missouri			198,217,286
	Montana – 0.4% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,514,560
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,992,323
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	5,775,437
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A+	3,073,606
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	2,287,418
14,155	Total Montana			16,643,344
	Nebraska – 0.8% (0.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,798,474
1,200	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A, 4.000%, 11/15/39	11/30 at 100.00	A1	1,434,468
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,613,830
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
3,500	5.000%, 11/01/45	11/25 at 100.00	A	3,985,030
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,591,058

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A (4)	$2,360,256
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	AA (4)	4,309,480
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,598,146
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,404,660
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,146,970
820	5.000%, 7/01/33	7/25 at 100.00	BBB	938,064
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,284,060
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	6,123,262
31,080	Total Nebraska			35,587,758
	Nevada – 2.4% (1.6% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	A-	6,988,046
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,673,120
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	9,255,901
365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	389,302
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,496,052
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,650,660
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,848,035
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	3,108,836
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA	10,144,000
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA	5,840,400
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,651,800
6,620	5.000%, 6/01/39	12/24 at 100.00	Aa1	7,691,579
11,915	5.000%, 6/01/39 (UB) (6)	12/24 at 100.00	AA	13,843,681

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
$1,000	18.228%, 12/01/22, 144A (IF) (6)	No Opt. Call	AA	$1,647,500
3,995	18.318%, 12/01/22, 144A (IF) (6)	No Opt. Call	AA	6,580,125
1,250	18.329%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	2,059,375
1,250	18.329%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	2,059,375
2,500	18.329%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	4,118,750
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	4,337,226
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
395	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	402,908
530	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	540,611
7,615	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (4)	7,769,051
93,495	Total Nevada			110,096,333
	New Hampshire – 0.2% (0.1% of Total Investments)
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A2	1,778,595
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,365,351
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,585,044
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	1,799,088
6,660	Total New Hampshire			8,528,078
	New Jersey – 6.5% (4.3% of Total Investments)
10,600	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	12,743,850
6,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Montclair Properties LLC, Montclair State University Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured	6/27 at 100.00	A2	7,090,920
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB	25,946,842
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB	6,234,597
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (4)	1,086,666
4,065	5.000%, 6/15/40	6/24 at 100.00	BBB	4,528,816
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/43	12/28 at 100.00	BBB	1,213,420
2,550	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50	12/30 at 100.00	BBB	2,922,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB	$7,000,668
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/21 at 100.00	BB+	2,026,949
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	3,070,175
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	803,635
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A1	13,294,543
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	795,893
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,668,327
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	9,328,043
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB	4,629,050
16,495	0.000%, 12/15/33	No Opt. Call	BBB	12,318,961
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,741,275
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB	8,421,000
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	30,909,580
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB	32,756,850
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB	7,040,900
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB	5,647,950
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB	2,352,296
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB	1,049,430
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.500%, 6/15/39	6/23 at 100.00	BBB	8,240,850
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/32	12/29 at 100.00	BBB	6,389,400
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	BBB	5,639,900
8,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/45	12/30 at 100.00	BBB	9,278,579
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	17,281,740
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,359,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.467%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	N/R (4)	$1,678,256
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,763,715
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa3	2,917,230
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	2,218,480
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	1,009,408
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Baa2	4,973,252
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	12,593,647
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,813,506
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	3,117,891
291,890	Total New Jersey			292,898,252
	New Mexico – 0.1% (0.1% of Total Investments)
4,825	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48	8/29 at 100.00	Aa3	5,600,522
	New York – 8.6% (5.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	Ba1	3,259,760
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,022,020
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	BBB+	14,743,979
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	3,422,432
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,471,400
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A	6/27 at 100.00	BBB-	1,182,810
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C:
5	5.000%, 2/15/36 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R (4)	5,951
14,070	5.000%, 2/15/36	2/25 at 100.00	Aa2	16,519,165
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/45	3/29 at 100.00	Aa2	15,653,375

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
$9,000	4.000%, 2/15/47	2/30 at 100.00	Aa2	$10,543,410
10,915	5.000%, 2/15/48	2/30 at 100.00	Aa2	13,908,657
17,000	4.000%, 2/15/49	2/30 at 100.00	Aa2	19,875,890
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 4.000%, 3/15/48	9/30 at 100.00	Aa2	11,806,800
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
9,505	5.250%, 2/15/47	3/21 at 100.00	A+	9,540,929
1,275	5.750%, 2/15/47	3/21 at 100.00	A+	1,280,508
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	14,610,100
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,143,523
780	5.000%, 9/01/44	9/24 at 100.00	A	885,027
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,385,200
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (4)	7,328,980
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
5,010	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	5,399,277
10,090	5.000%, 9/01/42	9/22 at 100.00	A2	10,797,208
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	1,117,850
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	7,959,782
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,282,950
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	14,360,760
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	Aa3	4,084,535
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,507,650
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41	5/28 at 100.00	Aa1	6,253,550
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40	8/28 at 100.00	Aa1	12,638,500
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/43	11/30 at 100.00	Aa1	5,975,600
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA-	2,490,087

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA-	$12,244,585
3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1, 4.000%, 3/01/44	3/30 at 100.00	AA-	4,128,355
1,910	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/41	8/30 at 100.00	AA-	2,284,952
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	3/21 at 100.00	AA-	10,044
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	3/21 at 100.00	AA-	5,024
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	25,985,253
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A-	6,637,782
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust, 13.678%, 6/15/26, 144A (IF) (6)	6/22 at 100.00	N/R	4,854,526
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56	1/26 at 100.00	A-	11,903,300
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A:
5,000	4.000%, 3/15/45	9/30 at 100.00	Aa2	5,931,050
13,595	4.000%, 3/15/49	9/30 at 100.00	Aa2	16,067,115
15,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49	9/30 at 100.00	Aa2	18,318,520
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,248,203
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,382,262
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 7.194%, 11/15/21, 144A (IF) (6)	No Opt. Call	N/R	10,564,512
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,750,000
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	8,918,159
1,105	0.000%, 11/15/32	No Opt. Call	A+	895,614
5,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	5,461,850
342,300	Total New York			389,048,771
	North Carolina – 8.2% (5.4% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	BBB+	3,049,002
1,000	5.125%, 4/01/43	4/22 at 100.00	BBB+	1,030,420

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (4)	$1,209,555
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,238,625
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,824,256
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	5,535,075
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+ (4)	2,186,347
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,150,520
730	5.000%, 6/01/31	6/24 at 100.00	AA	838,310
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	3/21 at 100.00	Aa3	5,016,700
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa3	1,449,310
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,300,337
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,444,840
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	Aa3	1,669,422
5,390	5.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa3	6,540,873
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding Series 2008A, 5.000%, 6/01/33	3/21 at 100.00	AA+	2,413,514
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,361,750
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,111,212
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,727,481
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,586,135
16,865	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	21,223,928
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	3/21 at 100.00	AA-	3,009,030
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA-	5,444,092
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	5,107,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	$2,220,817
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,056,667
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa1 (4)	8,740,352
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	AA-	5,508,650
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,790,873
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	A-	1,507,455
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	3/21 at 100.00	AA+	1,053,843
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa1	5,512,660
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	2,494,100
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	597,470
339	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	348,936
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,125,045
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,230,683
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,056,380
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	211,276
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28	5/22 at 100.00	Aa2	1,625,442
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,433,428
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26	10/23 at 100.00	A+	558,425
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	7,322,625
1,800	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	2,100,258

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
$500	5.000%, 3/01/26	3/22 at 100.00	AA+	$526,050
250	5.000%, 3/01/28	3/22 at 100.00	AA+	262,858
500	5.000%, 3/01/29	3/22 at 100.00	AA+	525,380
500	5.000%, 3/01/32	3/22 at 100.00	AA+	524,650
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,285,030
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,772,937
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
1,605	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+ (4)	1,958,277
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (6)	10/25 at 100.00	AA+ (4)	11,572,743
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	Baa2	1,650,964
1,000	5.000%, 4/01/33	4/23 at 100.00	Baa2	1,056,760
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	Aa3	5,654,500
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	Aa3	3,059,775
4,440	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BB	4,481,647
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
100	6.000%, 1/01/22 (ETM)	No Opt. Call	BBB+ (4)	105,359
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	189,475
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,739,645
15,855	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	A2	18,764,392
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,923,538
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalchian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	2,750,270
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A- (4)	2,566,354
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	3,090,353
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,532,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	$7,455,980
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	9,718,656
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	A2	2,257,860
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A2	3,219,810
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A2	2,133,500
6,800	5.000%, 10/01/31	10/22 at 100.00	A2	7,216,228
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,583,400
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	BBB+	3,053,998
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	480,964
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	541,830
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,851,760
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,784,145
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	922,192
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	2,278,055
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,781,400
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (6)	5/27 at 100.00	AA+	2,545,520
4,000	5.000%, 5/01/30 (UB) (6)	5/27 at 100.00	AA+	5,063,240
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA+	8,228,155

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
$835	0.000%, 7/01/28	7/26 at 91.99	Baa3	$697,626
800	0.000%, 7/01/30	7/26 at 83.69	Baa3	602,744
850	0.000%, 7/01/31	7/26 at 79.58	Baa3	606,271
2,400	0.000%, 7/01/33	7/26 at 71.99	Baa3	1,537,464
3,160	0.000%, 7/01/36	7/26 at 61.63	Baa3	1,718,566
3,100	0.000%, 7/01/37	7/26 at 58.52	Baa3	1,593,245
1,900	0.000%, 7/01/40	7/26 at 50.36	Baa3	835,449
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	Baa3	457,828
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/40	1/29 at 100.00	BBB	1,232,120
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	BBB	2,608,386
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	BBB	126,932
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	BBB	3,496,675
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	BBB	1,784,823
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	BBB	1,795,639
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	BBB	5,368,630
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	BBB	1,009,861
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A2	3,532,571
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	259,120
150	5.000%, 10/01/28	10/27 at 100.00	AA+	193,158
400	5.000%, 10/01/30	10/27 at 100.00	AA+	512,504
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	579,095
1,600	5.000%, 3/01/31 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,684,640
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,505,750
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	4,167,853
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,762,200
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,262,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	$1,129,180
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,406,001
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,532,853
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA-	788,099
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A	372,891
1,250	4.000%, 9/01/35	9/27 at 100.00	A	1,454,137
1,265	4.000%, 9/01/36	9/27 at 100.00	A	1,467,640
1,000	4.000%, 9/01/37	9/27 at 100.00	A	1,157,440
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA	1,307,548
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
1,360	5.000%, 2/01/45	No Opt. Call	Aa3	2,126,972
840	5.000%, 2/01/49	No Opt. Call	Aa3	1,342,068
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	A+	910,648
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	A+	213,234
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	A+	2,324,196
1,175	5.000%, 4/01/33	4/24 at 100.00	A+	1,316,517
1,385	5.000%, 4/01/35	4/24 at 100.00	A+	1,548,111
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	A+	5,776,416
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	A+	1,807,875
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	A+	1,124,130
3,065	5.000%, 4/01/39	4/24 at 100.00	A+	3,413,766
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	A+	5,866,477
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	1,189,990
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,759,905
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	2,149,831
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,442,162
337,114	Total North Carolina			369,933,636

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 1.1% (0.7% of Total Investments)
$5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	$5,365,902
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	1,564,335
3,910	6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	4,085,012
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa2	1,034,894
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
1,000	5.000%, 12/01/37	12/27 at 100.00	Baa2	1,134,600
8,525	5.000%, 12/01/42	12/27 at 100.00	Baa2	9,568,716
7,070	4.000%, 12/01/47	12/27 at 100.00	Baa2	7,558,042
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	941,580
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	538,535
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB-	12,691,444
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB-	2,972,059
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	855,550
44,595	Total North Dakota			48,310,669
	Ohio – 7.0% (4.6% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,602,558
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	9,768,389
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	333,363
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	901,237
650	5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	689,267
800	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	848,328
11,940	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A+	13,535,184
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/38	2/28 at 100.00	A+	10,085,152
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,309,955

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$4,043,312
990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,150,430
42,115	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	49,110,723
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	15,752,938
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,882,750
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	A1	7,689,046
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	11,667,279
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38	6/26 at 100.00	AA	5,887,945
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	6,232,044
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,525,856
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2 (4)	6,590,298
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	1,651,185
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,229,077
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,722,667
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,507,180
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	7,566,743
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	Aa3 (4)	16,237,881
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	18.015%, 1/01/38, 144A (IF) (6)	1/23 at 100.00	AA+	1,202,127
1,050	18.015%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	Aa3 (4)	1,442,553
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa3 (4)	2,410,892

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45	8/28 at 100.00	A2	$6,178,950
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	8,260,320
2,455	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/51 (WI/DD, Settling 2/10/21)	2/31 at 100.00	A2	2,879,911
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+ (4)	24,808,770
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	11,518,856
2,255	Ohio State, General Obligation Bonds, Higher Education, Series 2019A, 5.000%, 5/01/32	5/27 at 100.00	AA+	2,849,824
7,550	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (5)	2/31 at 100.00	A+	9,468,908
19,515	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	21,430,007
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46	2/28 at 100.00	A+	10,285,650
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,258,797
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB-	141,476
130	6.000%, 12/01/42	12/22 at 100.00	BB-	135,277
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	5,292,892
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	3,941,396
294,295	Total Ohio			313,027,393
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 5.000%, 9/01/45	9/29 at 100.00	Baa1	1,395,973
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,620,819
2,700	5.500%, 8/15/52	8/28 at 100.00	BB+	3,242,754
4,570	5.500%, 8/15/57	8/28 at 100.00	BB+	5,459,413
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,255,455
11,765	Total Oklahoma			13,974,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 1.8% (1.2% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
$760	5.000%, 6/15/38	6/27 at 100.00	Aa1	$928,294
2,750	5.000%, 6/15/39	6/27 at 100.00	Aa1	3,352,910
1,185	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.375%, 11/15/55	11/25 at 102.00	N/R	1,280,949
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,613,566
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,096,315
2,000	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%, 8/01/49	8/30 at 100.00	AA-	2,386,880
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	8,604,380
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,275	5.000%, 10/01/35	10/26 at 100.00	BBB+	7,445,288
140	5.000%, 10/01/46 (Pre-refunded 10/01/26)	10/26 at 100.00	N/R (4)	175,227
2,120	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,460,451
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	Aa1 (4)	10,090,950
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/49	5/29 at 100.00	A+	35,451,417
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	6,156,733
70,690	Total Oregon			82,043,360
	Pennsylvania – 4.8% (3.2% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	18,162,600
1,790	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/50	12/30 at 100.00	A+	2,125,052
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	3,103,188
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	3,078,656
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	3,058,757
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	3,002,582
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,903,968
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,554,664
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,705,190
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42	11/27 at 100.00	A+	1,445,784
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	1,123,136

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	$2,255,909
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	32,471,431
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,365,032
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A:
1,315	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,363,379
2,685	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	2,783,781
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	5,032,468
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,646,227
5,180	0.000%, 12/01/32	No Opt. Call	A	4,086,865
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
4,310	5.125%, 12/01/47	12/23 at 100.00	A	4,791,212
4,960	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	5,643,091
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	6,524,839
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	1,137,130
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	5,562,150
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	3/21 at 100.00	N/R	157,552
213	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	53,138
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,701,343
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	6,933,021
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,003,918
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,077,176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A:
$1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	$1,202,925
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (4)	2,188,126
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	22,484,754
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,539,809
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,593,545
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	24,502,362
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
3,735	4.000%, 12/01/45	12/30 at 100.00	A3	4,401,361
3,430	4.000%, 12/01/50	12/30 at 100.00	A3	4,015,227
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,525,992
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	533,169
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	4,406,879
2,020	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured	9/30 at 100.00	A2	2,414,082
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,173,184
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	Baa3	1,971,746
189,558	Total Pennsylvania			216,806,400
	Puerto Rico – 1.1% (0.7% of Total Investments)
3,996	Puerto Rico Cofina Class 2 Trust, 0.000%, 8/01/54	No Opt. Call	N/R	776,805
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	3/21 at 100.00	D	633,206
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NATIONAL PUB Insured	No Opt. Call	D	1,056,230
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	1,361,572
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	1,101,820

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$5,633	4.550%, 7/01/40	7/28 at 100.00	N/R	$6,323,211
3,000	4.750%, 7/01/53	7/28 at 100.00	N/R	3,364,830
25,517	5.000%, 7/01/58	7/28 at 100.00	N/R	29,094,739
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,621	4.329%, 7/01/40	7/28 at 100.00	N/R	1,795,728
5,304	4.329%, 7/01/40	7/28 at 100.00	N/R	5,875,718
49,001	Total Puerto Rico			51,383,859
	Rhode Island – 0.7% (0.5% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,480,348
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/21 at 15.73	CCC-	27,862,291
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,618,414
177,940	Total Rhode Island			31,961,053
	South Carolina – 4.1% (2.7% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A	3,775,961
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,512,744
6,820	5.000%, 11/01/46	5/26 at 100.00	A	7,938,003
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	22,989,650
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	12,810,628
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54	4/26 at 103.00	BBB-	1,525,536
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA-	23,325,783
7,580	5.000%, 11/01/48	5/28 at 100.00	AA-	9,150,197
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	386,910
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	12,155,300
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	23,402,082

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
$3,850	5.000%, 12/01/39	12/24 at 100.00	A-	$4,450,407
4,000	5.000%, 12/01/46	12/24 at 100.00	A-	4,606,240
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	7,613,220
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A-	2,263,940
17,240	5.500%, 12/01/54	6/24 at 100.00	A-	19,796,864
17,170	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	21,381,629
4,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,702,590
167,575	Total South Carolina			183,787,684
	South Dakota – 1.1% (0.7% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,222,570
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,383,667
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,741,248
5,205	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	6,177,242
11,200	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	A1	12,893,328
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	4,042,781
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	9,596,055
43,180	Total South Dakota			49,056,891
	Tennessee – 1.0% (0.7% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	11,685,784
3,090	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	3,824,369
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	Baa1	2,671,198
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,153,692
55	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	N/R (4)	55,968

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016:
$5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	$5,788,350
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,126,270
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	528,651
1,755	5.000%, 4/01/36	4/27 at 100.00	BBB	2,055,474
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,502,524
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,116,760
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Aa1	12,824,350
40,485	Total Tennessee			46,333,390
	Texas – 11.0% (7.2% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	22,149,900
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	5,001,560
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (6)	11/25 at 100.00	Aa3	17,334,121
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	831,900
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa1 (4)	1,452,959
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa1	8,840,502
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,973,529
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,024,020
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,480,250
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2012C, 5.000%, 11/01/45	11/21 at 100.00	A	6,537,428
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	172,896
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,482,143

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
$6,545	4.000%, 10/01/39	4/30 at 100.00	A2	$7,929,333
2,100	4.000%, 10/01/45	4/30 at 100.00	A2	2,500,701
2,500	4.000%, 10/01/49	4/30 at 100.00	A2	2,964,875
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (4)	16,937,700
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	19,105,726
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,630,028
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.138%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (6)	10/23 at 100.00	AA (4)	10,026,445
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	3,108,020
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,680,041
9,500	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 8/15/45	8/30 at 100.00	Aa2	11,588,480
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	AA	17,520,013
2,000	4.000%, 8/15/48	2/28 at 100.00	AA	2,331,240
4,040	Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond Trust 2015-XF2184 Formerly Tender Options Bond Trust 3028, 14.474%, 8/15/28 – AGM Insured, 144A (IF) (6)	No Opt. Call	AAA	8,217,239
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	540,678
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	1,028,632
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	1,087,461
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,816,444
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,831,480
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	2,113,603
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	751,350
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,440,380
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,282,569
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	4,861,538

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B:
$135	5.450%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	AA (4)	$137,982
855	5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	973,093
6,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	6,231,960
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,459,957
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	10,089,957
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,282,546
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	2,932,164
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 (Pre-refunded 3/01/21) – AGM Insured	3/21 at 100.00	Aa3 (4)	2,349,337
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,221,768
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,459,160
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	3/21 at 100.00	BBB	3,062,220
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,584,468
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,978,274
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	2,006,082
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	19,388,107
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,963,664
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,375,751
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB-	2,044,561
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	915,382
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	4,459,927
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	2,648,676
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	12,165,654

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	$4,831,760
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,991,019
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	11,063,255
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,982,292
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A	5,999,850
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	7,318,191
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,649,160
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,645,800
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	2,396,768
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	2,501,194
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	3,950,600
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	AA- (4)	4,486,560
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,009,425
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
1,805	4.000%, 12/31/37	12/30 at 100.00	BBB-	2,142,048
2,500	4.000%, 6/30/38	12/30 at 100.00	BBB-	2,959,875
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,642,450
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	19,095,374
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A3	8,360,740
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	Baa1	4,158,189
6,385	5.000%, 8/15/37	8/24 at 100.00	Baa1	7,229,991
44,120	5.000%, 8/15/42	8/24 at 100.00	Baa1	49,658,825

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	$3,854,160
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/54	10/29 at 100.00	AAA	9,516,240
448,955	Total Texas			492,749,640
	Utah – 0.5% (0.3% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A	4,368,654
1,975	5.000%, 7/01/47	7/27 at 100.00	A	2,404,799
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	A	4,932,160
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,192,770
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,738,366
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,392,308
3,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 4.000%, 5/15/43	5/30 at 100.00	AA+	3,607,860
17,895	Total Utah			21,636,917
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,099,780
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,474,200
11,000	Total Vermont			12,573,980
	Virginia – 2.9% (1.9% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,385	4.000%, 7/01/39	7/30 at 100.00	A+	1,667,415
670	4.000%, 7/01/40	7/30 at 100.00	A+	804,650
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)	7/28 at 100.00	BBB	453,714
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	Aa2	4,638,160
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,952,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
$12,455	4.000%, 10/01/44	10/29 at 100.00	Baa2	$14,184,626
5,000	5.000%, 10/01/47	10/29 at 100.00	Baa2	6,135,100
13,710	4.000%, 10/01/49	10/29 at 100.00	Baa2	15,495,865
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	12,443,423
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	5,059,320
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	40,550,080
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	23,821,200
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33	11/22 at 100.00	AA-	2,095,280
110,410	Total Virginia			129,301,113
	Washington – 2.8% (1.8% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,549,870
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	11,710,241
4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2020A, 4.000%, 7/01/39	7/30 at 100.00	AA-	4,917,360
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	9,786,739
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A-	4,991,490
4,000	King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45	12/29 at 100.00	Aa3	4,707,440
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (4)	15,672,600
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,381,690
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	1,419,650
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38	6/23 at 100.00	BBB+	13,284,422
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	6,104,490

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
$4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	$4,261,840
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,417,800
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	Aa2	3,370,815
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	8,782,068
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	Baa3	2,558,732
2,410	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	2,764,294
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A	1/25 at 102.00	BB	533,265
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	8,416,260
116,125	Total Washington			125,631,066
	West Virginia – 1.0% (0.7% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,358,530
16,845	5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	18,907,165
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	10,880,820
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	4,198,670
1,050	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	1,070,643
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	AA-	6,720,715
39,145	Total West Virginia			45,136,543

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.0% (2.0% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$43	0.000%, 1/01/46, 144A (7)	No Opt. Call	N/R	$1,255
42	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	1,192
42	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	1,167
42	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	1,136
41	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	1,077
45	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	1,161
1,163	3.750%, 7/01/51, 144A (7)	3/28 at 100.00	N/R	790,585
45	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	1,111
44	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	1,077
44	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	1,041
43	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	1,006
43	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	977
42	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	945
42	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	911
42	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	889
41	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	856
41	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	820
40	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	795
40	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	767
39	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	749
39	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	720
39	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	676
501	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	8,186
2,000	Public Finance Authority of Wisconsin, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2020A, 5.000%, 11/15/41	11/27 at 103.00	A-	2,435,640
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	6,794,700
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,605,767
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (4)	4,521,890
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA	1,076,468
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	21,304,973
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A-	1,041,040
1,000	5.000%, 2/15/28	2/22 at 100.00	A-	1,040,510
4,735	5.000%, 2/15/40	2/22 at 100.00	A-	4,898,784

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	$2,319,380
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	7,926,721
615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	660,098
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,847,134
1,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	1,025,530
5,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,911,651
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (4)	2,765,800
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,201,686
955	5.000%, 6/01/41	6/25 at 103.00	N/R	1,025,450
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30	9/27 at 100.00	BBB-	1,184,020
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB-	1,309,534
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB-	1,288,826
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB-	2,014,058
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,067,840
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB-	2,213,881
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB-	2,387,305
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	9,690,850
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	5,931,750
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
1,240	5.000%, 9/15/31	9/23 at 100.00	BBB-	1,323,626
7,955	5.000%, 9/15/50	9/23 at 100.00	BBB-	8,350,602
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	11,498,315
10,770	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	A1	12,423,195
121,128	Total Wisconsin			133,906,123
	Wyoming – 0.3% (0.2% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BB+	10,314,824

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
$2,000	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	$2,087,220
1,000	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,047,590
12,625	Total Wyoming			13,449,634
$6,438,945	Total Long-Term Investments (cost $5,994,661,843)			6,804,437,820

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
	Colorado – 0.6% (0.4% of Total Investments)
$25,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable Rate Demand Subordinate Lien Improvement Series 2006B, 0.050%, 11/01/36 (8)	3/21 at 100.00	Aa2	$25,000,000
$25,000	Total Short-Term Investments (cost $25,000,000)			25,000,000
	Total Investments (cost $6,019,661,843) – 151.9%			6,829,437,820
	Floating Rate Obligations – (2.2)%			(99,025,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.2)% (9)			(143,412,668)
	MuniFund Preferred Shares, net of deferred offering costs – (21.3)% (10)			(956,236,466)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (28.6)% (11)			(1,283,905,468)
	Other Assets Less Liabilities – 3.4%			149,400,184
	Net Assets Applicable to Common Shares – 100%			$4,496,258,402
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$6,804,437,820	$ —	$6,804,437,820
Short-Term Investments:
Municipal Bonds	—	25,000,000	—	25,000,000
Total	$ —	$6,829,437,820	$ —	$6,829,437,820

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.1%.
(10)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 14.0%.
(11)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.